Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended								1 Months Ended			1 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2014 JPY (¥)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2014 Sony Ericsson	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2014 Securities Investment JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2014 Minimum	Mar. 31, 2013 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2014 Maximum	Mar. 31, 2013 Maximum	Mar. 31, 2012 JBIC Facility USD ($)	Mar. 31, 2012 Private banks USD ($)	Nov. 30, 2012 Unsecured zero coupon convertible bonds, due 2017 JPY (¥)	Mar. 31, 2014 Unsecured zero coupon convertible bonds, due 2017 JPY (¥)	Mar. 31, 2013 Unsecured zero coupon convertible bonds, due 2017 JPY (¥)	Mar. 31, 2014 Unsecured zero coupon convertible bonds, due 2017 Minimum JPY (¥)	Mar. 31, 2014 Unsecured zero coupon convertible bonds, due 2017 Maximum JPY (¥)	Mar. 31, 2014 Secured 0.10% loans, due 2016 JPY (¥)
Debt Instrument [Line Items]
Securities pledged as collateral	¥ 25,677							¥ 6,346														¥ 23,125
Short-term borrowings	111,836		87,894					6,000
Long-term debt including current portion	1,182,566		1,094,716														150,000	118,780	150,000			20,000
Unsecured bank loans				1,365											819	546
Unsecured bank loan maturity term									6 years			10 years
Percentage of equity interest acquired					50.00%	50.00%	50.00%			20.00%	20.00%		50.00%	50.00%
Unsecured bank loans, percentage															60.00%	40.00%
Stock acquisition rights, start date																	Dec. 14, 2012
Stock acquisition rights, end date																	Nov. 16, 2017
Conversion price per common share																				¥ 870	¥ 957
Amount in excess of dividends for which conversion price is adjusted																		¥ 25
Reduction in conversion price triggered of principal amount																		100.00%
Percentage of redemption premium of principal amount																				0.00%	2.50%
Debt instrument outstanding percentage																		100.00%
Debt instrument redeemable date																		Nov. 30, 2015
Debt instrument conversion price percentage on consecutive trading days																				130.00%
Debt instrument original issuance outstanding																					10.00%
Basis for conversion bonds outstanding																		If the closing sales prices per share of Sony's common stock on the Tokyo Stock Exchange on 20 consecutive trading days are 130% or more of the conversion price, or at any time if less than 10% of the original issuance is outstanding.
Aggregate principal amount		150,000
Unused committed lines of credit	733,329
Period up to which company can borrow under committed lines of credit	180 days
Commercial paper programs	¥ 808,760
Period up to which company can issue Commercial paper programs	270 days